Income Taxes (Table)	12 Months Ended
Dec. 31, 2014
Income Taxes
Components of provision for income taxes

	Year Ended December 31,
	2014	2013	2012
Income tax expense (benefit):
Current	$3,171	$2,491	$534
Deferred	(466)	(714)	(398)

	$2,705	$1,777	$136

Schedule of income tax expense and the effective tax rates

	Year Ended December 31,
	2014	2013	2012
Federal income tax expense rate at 34%	$2,690	$1,763	$549
Stock option expense	—	76	58
Bank-owned life insurance income	(118)	(110)	(52)
Non-deductible dues and memberships	50	48	44
Non-deductible meals and entertainment	43	24	—
Change in valuation allowance	—	—	(518)
Other	40	(24)	55

Total income tax expense	2,705	1,777	136

Effective tax rate	34.2%	34.3%	8.4%

Schedule of significant components of the deferred tax assets and liabilities

	December 31,
	2014	2013
Deferred tax assets:
Net operating loss	$—	$96
Organizational costs	167	183
Allowance for loan losses	1,868	1,619
Deferred loan fees	18	32
Non-accrual interest	69	62
Capital loss carryforward	85	85
ORE write down for book purposes	—	55
Deferred rent expenses	66	70
Restricted stock	131	84
Stock options	73	—
Accrued bonuses	271	243
Other	137	134

Total deferred tax assets	2,885	2,663

Deferred tax liabilities:
Net unrealized gain on securities available for sale	88	14
Core deposit intangibles	412	512
FHLB stock dividends	27	26
Bank premises and equipment	973	1,118

Total deferred tax liabilities	1,500	1,670

Net deferred tax asset	$1,385	$993